EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectuses dated December 1, 2023

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses dated January 1, 2024

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to Prospectuses dated February 1, 2024

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL SOVEREIGN OPPORTUNITIES FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

EATON VANCE STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses dated March 1, 2024

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

Supplement to Prospectus dated March 1, 2024 as revised March 13, 2024

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2024

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectuses dated May 1, 2024

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Prospectuses dated June 1, 2024

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectuses dated July 1, 2024

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses dated August 1, 2024

The following replaces “Policies Regarding Transactions through Edward D. Jones & Co., L.P. (“Edward Jones”)” under “Appendix A – Financial Intermediary Sales Charge Variations”:

Policies Regarding Transactions through Edward D. Jones & Co., L.P. (“Edward Jones”)

The following information has been provided by Edward Jones:

Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
•	The redemption and repurchase occur in the same account.
•	The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

•	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
•	Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.
•	Systematic withdrawals with up to 10% per year of the account value.
•	Return of excess contributions from an Individual Retirement Account (IRA).
•	Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•	Shares exchanged in an Edward Jones fee-based program.
•	Shares acquired through NAV reinstatement.
•	Shares redeemed at the discretion of Edward Jones for Minimum Balances as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250
•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•	A fee-based account held on an Edward Jones platform
•	A 529 account held on an Edward Jones platform
•	An account with an active systematic investment plan or LOI

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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